REVENUES (Schedule of Significant Changes in Deferred Revenues) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Revenues [Abstract]
Balance, beginning of the period	$ 14,888
New unsatisfied performance obligations	3,099
Reclassification to revenue as a result of satisfying performance obligations	(2,713)
Balance, end of the period	15,274
Less: long-term portion of deferred revenue	12,170
Current portion, end of period	$ 3,104